CULTIVAR CAPITAL

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
93.70%	COMMON STOCK
2.41%	COMMUNICATION SERVICES
	Comcast Corp. Class A	5,943	$259,531
	John Wiley & Sons, Inc. Class A	5,995	295,553
	Paramount Global Class B	15,095	165,139
	Warner Bros. Discovery, Inc.(A)	6,341	51,552
			771,775

4.50%	CONSUMER DISCRETIONARY
	Advance Auto Parts	2,627	93,758
	Alibaba Group Holdings ADR	3,262	319,611
	Hasbro, Inc.	5,130	336,682
	Monro, Inc.	6,555	179,673
	NIKE, Inc.	4,250	327,802
	Whirlpool Corp.	1,759	182,074
			1,439,600

7.99%	CONSUMER STAPLES
	The Clorox Co	2,070	328,198
	Dollar General Corp.	3,862	309,114
	Hormel Foods Corp.	12,880	393,484
	The JM Smucker Co	2,550	289,450
	Kimberly-Clark Corp.	2,487	333,706
	McCormick & Co., Inc.	6,841	535,240
	Tyson Foods, Inc. Class A	6,257	366,598
			2,555,790

6.75%	ENERGY
	BP plc ADR	7,587	222,754
	Core Laboratories, Inc. ADR	86,068	1,626,685
	World Kinect Corp.	11,743	307,079
			2,156,518

CULTIVAR CAPITAL

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

11.32%	FINANCIALS
	Citigroup, Inc.	4,994	$320,465
	Global Payments, Inc.	4,683	485,674
	Independent Bank Corp.	3,817	240,089
	MarketAxess Holdings, Inc.	5,990	1,733,626
	PayPal Holdings, Inc.(A)	2,372	188,100
	Truist Financial Corp.	6,901	297,088
	The Western Union Co	32,901	354,015
			3,619,057

14.38%	HEALTH CARE
	Abbott Laboratories	3,088	350,087
	Bristol-Myers Squibb Co.	3,511	195,808
	CVS Health Corp.	5,195	293,310
	Edwards Lifescience Corp.(A)	4,950	331,699
	Fresenius Medical Care AG ADR	16,385	320,163
	Humana, Inc.	1,567	404,020
	Illumina, Inc.(A)	1,170	168,644
	Inogen, Inc.(A)	18,785	163,993
	Johnson & Johnson	2,632	420,752
	Medtronic plc ADR	5,051	450,802
	Perrigo Co. plc ADR	12,125	310,764
	Pfizer, Inc.	5,647	159,810
	Veeva Systems, Inc. Class A(A)	2,517	525,625
	Zimmer Biomet Holdings	1,555	166,261
	Zoetis, Inc.	1,879	335,928
			4,597,666

14.55%	INDUSTRIALS
	3M Co.	1,199	154,036
	Genpact Ltd. ADR	7,095	270,816
	Healthcare Services Group, Inc.(A)	78,218	858,051
	John Bean Technologies Co.	1,365	152,088
	Paycom Software, Inc.	3,158	660,117
	Proto Labs, Inc.(A)	28,246	773,940
	Southwest Airlines Co.	53,880	1,647,650
	Steelcase, Inc.	11,306	136,011
			4,652,709

CULTIVAR CAPITAL

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

7.12%	INFORMATION TECHNOLOGY
	Ansys, Inc.(A)	864	$276,834
	Autodesk, Inc.(A)	567	160,915
	Cognex Corp.	6,148	247,334
	Cognizant Tech Solutions	2,067	154,178
	Dassault Systemes S.A. ADR	4,314	146,935
	Intel Corp.(A)	19,097	410,967
	Microchip Technology, Inc.	2,669	195,825
	Qorvo, Inc.(A)	5,492	391,360
	Skyworks Solutions, Inc.	3,323	291,028
			2,275,376

11.42%	MATERIALS
	Barrick Gold Corp. ADR	19,914	384,738
	Compass Minerals International, Inc.	8,463	104,180
	First Majestic Silver Corp. ADR	61,037	450,453
	FMC Corp.	4,458	289,725
	Franco-Nevada Corp. ADR	1,418	188,112
	Newmont Goldcorp Corp.	31,333	1,423,772
	Nutrien Ltd. ADR	5,097	243,025
	Schnitzer Steel Industries, Inc.	7,723	125,035
	Smurfit Kappa Group plc ADR	5,578	287,267
	Sociedad Quimica y Minera de Chile SA ADR	4,026	154,558
			3,650,865

4.69%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	2,642	294,715
	Crown Castle, Inc.	1,317	141,564
	Douglas Emmett, Inc.	19,560	347,972
	Empire State Realty Trust	16,379	173,617
	Kilroy Realty Corp.	5,494	220,969
	LTC Properties, Inc.	4,404	168,233
	Piedmont Office Realty Trust, Inc.	15,252	151,605
			1,498,675

CULTIVAR CAPITAL

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value

8.57%	UTILITIES
	Eversource Energy	6,449	$424,667
	IDACORP, Inc.	1,514	156,669
	Northwest Natural Holding Co.	42,546	1,654,614
	One Gas, Inc.	2,471	176,108
	Portland General Electric	6,915	327,771
			2,739,829

93.70%	TOTAL COMMON STOCK		29,957,860

3.78%	DEBT SECURITIES
3.78%	TREASURIES
	US Treasury 08/15/2049 2.250%	872,000	568,785
	US Treasury 5/15/2052 2.875%(A)	865,000	639,515
			1,208,300

3.78%	TOTAL DEBT SECURITIES		1,208,300

97.48%	TOTAL INVESTMENTS		31,166,160

2.52%	Other assets, net of liabilities		805,430
100.00%	NET ASSETS		$31,971,590

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$29,957,860			$29,957,860
DEBT SECURITIES	$1,208,300			$1,208,300
TOTAL INVESTMENTS	$31,166,160			$31,166,160

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $31,836,349, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,040,095
Gross unrealized depreciation	(2,710,284)
Net unrealized appreciation	$(670,189)